CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST - Summary of convertible notes payable and accrued interest (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Convertible notes payable and accrued interest	$ 358,874	$ 647,949
Convertible notes payable 8% accrued interest rate due on demand at dollar two per share conversion price due to president
Debt Instrument [Line Items]
Principal		192,054
Accrued Interest		51,649
Convertible notes payable 8 % accrued interest rate due on demand at dollar two per share conversion price due to secretary
Debt Instrument [Line Items]
Principal	39,961	39,961
Accrued Interest	12,341	10,747
Convertible notes payable 10% accrued interest rate due on demand at dollar two point five zero per share conversion price due to director
Debt Instrument [Line Items]
Principal	150,000	150,000
Accrued Interest	26,164	18,685
Convertible notes payable 15% accrued interest rate due on demand at dollar two point five zero per share conversion price due to investor
Debt Instrument [Line Items]
Principal	50,000	50,000
Accrued Interest	24,915	21,175
Convertible notes payable 10% accrued interest rate due on demand at dollar two point five zero per share conversion price due to investor
Debt Instrument [Line Items]
Principal	50,000	100,000
Accrued Interest	$ 5,493	$ 13,678